Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Restricted cash	$ 3,000	$ 2,000
Debt securities, held-to-maturity, fair value	49,224	34,805
Debt securities, available-for-sale, amortized cost	105,141	87,435
Debt securities, available-for-sale, allowance for credit loss	11
Long-term debt, fair value	$ 400	$ 387
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	100,000,000	100,000,000
Preferred stock, issued (shares)	45,826	35,826
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, authorized (shares)	3,500,000,000	3,500,000,000
Common stock, issued (shares)	1,382,306,327	1,374,443,376
Treasury stock, common shares (shares)	495,542,796	473,760,338
Operating segments
Cash and due from banks, allowance for credit loss	$ 4
Interest-bearing deposits with banks, allowance for credit losses	3
Restricted cash	3,167	$ 2,437
Debt securities, held-to-maturity, allowance for credit loss (less than)	1
Debt securities, held-to-maturity, fair value	49,224	34,805
Debt securities, available-for-sale, amortized cost	105,141	87,435
Debt securities, available-for-sale, allowance for credit loss	11
Other assets, allowance for credit loss on accounts receivable	4
Other assets, fair value	522	419
Allowance for credit losses on lending related commitments	121	94
Other liabilities, fair value	1,107	607
Long-term debt, fair value	$ 400	$ 387